Net interest income and other net income from fair value changes on financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Interest And Other Income From Fair Value Changes By Segments [Table]
Other net income from financial instruments measured at fair value through profit or loss	$ 7,517	$ 5,850	$ 6,960
of which: net gains / (losses) from financial liabilities designated at fair value	17,037	(6,582)	1,509
Net income from financial instruments measured at fair value through profit or loss and other	8,920	7,281	8,259
Interest income from loans and deposits	9,612	6,488	6,690
Interest income from securities financing transactions measured at amortised cost	1,378	513	862
Interest income from other financial instruments measured at amortized cost	545	284	335
Interest income from debt instruments measured at fair value through other comprehensive income	74	115	101
Interest income from derivative instruments designated as cash flow hedges	173	1,133	822
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	11,782	8,533	8,810
Interest expense on loans and deposits	2,579	523	1,031
Interest expense on securities financing transactions measured at amortised cost	1,089	1,102	870
Interest expense on debt issued	2,803	1,533	2,237
Interest expense on lease liabilities	92	102	110
Total interest expense from financial instruments measured at amortized cost	6,564	3,259	4,247
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	5,218	5,274	4,563
Net interest income from financial instruments measured at fair value through profit or loss and other	1,403	1,431	1,299
Total net interest income	6,621	6,705	5,862
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss	4,112	2,068	72
Net gains / (losses) on financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading	4,112	2,068	72
UBS AG [Member]
Net Interest And Other Income From Fair Value Changes By Segments [Table]
Other net income from financial instruments measured at fair value through profit or loss	7,493	5,844	6,930
of which: net gains / (losses) from financial liabilities designated at fair value	17,036	(6,457)	1,625
Net income from financial instruments measured at fair value through profit or loss and other	8,903	7,281	8,235
Interest income from loans and deposits	9,634	6,489	6,696
Interest income from securities financing transactions measured at amortised cost	1,378	513	862
Interest income from other financial instruments measured at amortized cost	545	284	335
Interest income from debt instruments measured at fair value through other comprehensive income	74	115	101
Interest income from derivative instruments designated as cash flow hedges	173	1,133	822
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	11,803	8,534	8,816
Interest expense on loans and deposits	4,488	1,655	2,440
Interest expense on securities financing transactions measured at amortised cost	1,089	1,102	870
Interest expense on debt issued	1,031	512	918
Interest expense on lease liabilities	88	98	105
Total interest expense from financial instruments measured at amortized cost	6,696	3,366	4,333
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	5,108	5,168	4,483
Net interest income from financial instruments measured at fair value through profit or loss and other	1,410	1,437	1,305
Total net interest income	6,517	6,605	5,788
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss	4,112	2,068	72
Net gains / (losses) on financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading	$ 4,112	$ 2,068	$ 72